Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Voyage and vessel	$ 39,796	$ 48,526
Corporate accruals	781	463
Interest	2,814	2,610
Payroll and benefits (note 14c)	11,664	8,136
Accrued liabilities	$ 55,055	$ 59,735